Risk/Return Detail Data - FidelityLimitedTermGovernmentFund-PRO	Jan. 28, 2023 USD ($)
Risk/Return:
Registrant Name	Fidelity Advisor Series IV
FidelityLimitedTermGovernmentFund-PRO | Fidelity Limited Term Government Fund
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to the Fidelity® Limited Term Government Fund January 28, 2023 Prospectus
Operating Expenses Caption [Text]	Annual Operating Expenses
Expenses Restated to Reflect Current [Text]	A Adjusted to reflect current fees.
FidelityLimitedTermGovernmentFund-PRO | Fidelity Limited Term Government Fund | Fidelity Limited Term Government Fund
Risk/Return:
Management fee	0.20%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%	[1]
Total annual operating expenses	0.30%
1 year	$ 31
3 years	97
5 years	169
10 years	$ 381

[1]	A Adjusted to reflect current fees.